Financial Instruments - Disclosure of Loss Allowance for Accounts Receivables (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Opening loss allowance on January 1	R$ (166)	R$ (170)
Decrease in accounts receivable allowance recognized in profit or loss	16	4
Closing loss allowance on December 31	R$ (150)	R$ (166)